Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash	$ 527	$ 25,878	$ 646
Note receivable - related party	163,829	832,454	407,004
Interest receivable - related party	3,341	31,547	7,111
Inventory	223,000	0	0
Due from related party	183,346	0	0
Deferred financing, net	146,037	76,507	51,028
Other current assets	95,469	102,175	100,000
Total current assets	815,549	1,068,561	565,789
Non-current assets
Fixed assets	275,717	0	0
Intangibile assets, net	12,705	0	0
Total non-current assets	288,422	0	0
Total Assets	1,103,971	1,068,561	565,789
Current liabilities:
Accounts payable and accrued expenses	188,346	107,022	186,764
Accounts payable and accrued expenses - related party	807,001	2,140	2,140
Convertible notes payable, current portion	3,732,500	2,138,188	1,160,814
Interest payable	380,575	110,124	51,817
Warrant derivative liability	157,761	0	0
Total current liabilities	5,266,183	2,357,474	1,401,535
Non-current liabilities:
Convertible notes payable, less current portion	0	0	54,958
Total non-current liabilities	0	0	54,958
Total liabilities	5,266,183	2,357,474	1,456,493
Commitments and Contingencies (Note 11)
Stockholders' deficit:
Preferred stock, $0.001 par value; 20,000,000 shares authorized; none issued and outstanding	0	0	0
Common stock, $0.001 par value, 200,000,000 shares authorized; 40,000,000, 35,284,000 and 35,284,000 shares issued and outstanding, June 30, 2013 and 2012 and December 31, 2011, respectively	40,000	35,284	35,284
Common stock subscribed	0	(35,284)	(35,284)
Additional paid-in capital	3,814,258	100	100
Deficit accumulated during the development stage	(8,016,470)	(1,289,013)	(890,804)
Total stockholders' deficit	(4,162,212)	(1,288,913)	(890,704)
Total Liabilities and Stockholders' Deficit	$ 1,103,971	$ 1,068,561	$ 565,789